Employee benefits - Additional information (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage of increase in actuarial assumption	1.00%	1.00%
Percentage of decrease in actuarial assumption	1.00%	1.00%
Amount of decrease in defined benefit obligation due to increase in actuarial assumption	$ 1,560	$ 1,298
Amount of increase in defined benefit obligation due to decrease in actuarial assumption	$ 1,828	$ 1,526
Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage of increase in actuarial assumption	1.00%	1.00%
Percentage of decrease in actuarial assumption	1.00%	1.00%
Amount of decrease in defined benefit obligation due to increase in actuarial assumption	$ 79	$ 87
Amount of increase in defined benefit obligation due to decrease in actuarial assumption	$ 82	$ 91